Income Taxes - Additional Information (Detail) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Jan. 31, 2021	Dec. 31, 2020
Summary Of Income Taxes Information [Line Items]
Unrecognized tax benefits	$ 0		$ 0
Rigetti Computing, Inc [Member]
Summary Of Income Taxes Information [Line Items]
Income taxes paid	0	$ 0
Change in valuation allowance	8,015,508	2,339,894
Unrecognized tax benefits	4,672,209	$ 4,672,209
Domestic Tax Authority [Member] | Rigetti Computing, Inc [Member]
Summary Of Income Taxes Information [Line Items]
Operating loss carryforwards	190,992,096
Deferred tax assets, operating loss carryforwards not subject to expiration	149,489,810
State and Local Jurisdiction [Member] | Rigetti Computing, Inc [Member]
Summary Of Income Taxes Information [Line Items]
Operating loss carryforwards	85,770,366
Research Tax Credit Carryforward [Member] | Domestic Tax Authority [Member] | Rigetti Computing, Inc [Member]
Summary Of Income Taxes Information [Line Items]
Tax credit carryforwards	2,328,063
Research Tax Credit Carryforward [Member] | State and Local Jurisdiction [Member] | Rigetti Computing, Inc [Member]
Summary Of Income Taxes Information [Line Items]
Tax credit carryforwards	$ 2,344,146